Income Tax Expense	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Income Tax Expense [Line Items]
Income Tax Expense
Note 14. Income Tax Expense
On August 16, 2022, the Inflation Reduction Act of 2022 was signed into law, which contained significant changes to laws related to tax, climate, energy, and health care. The tax measures include, among other things, a corporate alternative minimum tax (“CAMT”) of 15% on corporations with three-year average annual adjusted financial statement income (“AFSI”) exceeding $1.0 billion. The Company does not expect to be subject to the CAMT of 15% for fiscal year 2025 as its average annual AFSI did not exceed $1.0 billion for the preceding three-year period.

On December 20, 2021, the Organization for Economic
Co-operation
and Development G20 (“OECD/G20”) Inclusive Framework on Base Erosion and Profit Shifting released Model Global Anti-Base Erosion rules under Pillar Two (“Pillar Two”). Several
non-U.S.
jurisdictions have either enacted legislation or announced their intention to enact future legislation to adopt certain or all components of Pillar Two, some of which are effective for the Company in fiscal year 2025. For fiscal year 2025, the Company currently expects to be able to meet certain transitional safe harbors and does not expect any material Pillar Two taxes. As more jurisdictions adopt this legislation in fiscal year 2026, there may be material increases in the Company’s future tax obligations in certain jurisdictions.
The following table presents the Company’s Income tax expense and the effective tax rate:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Income (loss) before taxes	$(1,461)	$(700)
Income tax expense	157	92
Effective tax rate	(11)%	(13)%
The relative mix of earnings and losses by jurisdiction, the goodwill impairment, the deduction for foreign-derived intangible income, credits and tax holidays in Malaysia that will expire at various dates during years 2028 through 2031 resulted in decreases to the effective tax rate below the U.S. statutory rate for the three and nine months ended March 28, 2025.
The primary drivers of the difference between the effective tax rate for the three and nine months ended March 29, 2024 and the U.S. Federal statutory rate of 21% are the relative mix of earnings and losses by jurisdiction, the deduction for foreign-derived intangible income, credits and tax holidays in Malaysia.

Uncertain Tax Positions
With the exception of certain unrecognized tax benefits that are directly associated with the tax position taken, unrecognized tax benefits are presented gross in the Condensed Consolidated Balance Sheets.
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits, excluding accrued interest and penalties for the nine months ended March 28, 2025:

(in millions)
Accrual balance at June 28, 2024	$47
Gross increases related to current year tax positions	10
Gross decrease related to prior year tax positions	(1)
Gross increase related to transfer from Western Digital Corporation	78
Gross decrease related to settlement	(7)

Accrual balance at March 28, 2025	$127

As of March 28, 2025 and June 28, 2024, the liability for unrecognized tax benefits (excluding accrued interest and penalties) was $127 million and $47 million, respectively. Interest and penalties related to unrecognized tax benefits are recognized in liabilities recorded for uncertain tax positions and are recorded in the provision for income taxes. Accrued interest and penalties included in the Company’s liability related to unrecognized tax benefits as of March 28, 2025 and June 28, 2024 was $4 million and $9 million, respectively.

The Company believes that adequate provision has been made for any adjustments that may result from any other tax examinations. However, the outcome of such tax examinations cannot be predicted with certainty. If any issues addressed in the Company’s tax examinations are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income taxes in the period such resolution occurs. Any significant change in the amount of the Company’s liability for unrecognized tax benefits would most likely result from
additional information relating to the examination of the Company’s tax returns.
The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Income Tax Expense
Note 12. Income Tax Expense
Income (loss) Before Taxes
The domestic and foreign components of Income (loss) before taxes were as follows:

	2024	2023	2022
	(in millions)
Foreign	$(543)	$(2,253)	$276
U.S.	40	251	958

Income (loss) before taxes	$(503)	$(2,002)	$1,234

Income Tax Expense
The components of the income tax expense were as follows:

	2024	2023	2022
	(in millions)
Current:
Foreign	$158	$138	$84
U.S. - Federal	20	76	141
U.S. - State	7	8	13

	185	222	238

Deferred:
Foreign	7	(15)	24
U.S. - Federal	(19)	(65)	(82)
U.S. - State	(4)	(1)	(10)

	(16)	(81)	(68)

Total income tax expense (benefit)	$169	$141	$170

The Tax Cuts and Jobs Act (the “2017 Act”), enacted on December 22, 2017, includes a broad range of tax reform proposals affecting businesses. Our Parent completed its accounting for the tax effects of the enactment of the 2017 Act during the second quarter of 2019. However, the U.S. Treasury and the IRS have issued tax guidance on certain provisions of the 2017 Act since the enactment date, and the Business anticipates the issuance of additional regulatory and interpretive guidance. The Parent applied a reasonable interpretation of the 2017 Act along with the then-available guidance in finalizing its accounting for the tax effects of the 2017 Act. Any additional regulatory or interpretive guidance would constitute new information, which may require further refinements to the Business’s estimates in future periods.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022, which contained significant law changes related to tax, climate, energy and health care. The tax measures include, among other things, a corporate alternative minimum tax (“CAMT”) of 15% on corporations with three-year average annual adjusted financial statement income (“AFSI”) exceeding $1.00 billion. The Business is not subject to the CAMT of 15% for fiscal year 2024 as its average annual AFSI did not exceed $
1.00
 billion for the preceding three-year period.

Deferred Taxes
Temporary differences and carryforwards, which give rise to a significant portion of deferred tax assets and liabilities were as follows:

	June 28, 2024	June 30, 2023
	(in millions)
Deferred tax assets:
Sales related reserves and accrued expenses not currently deductible	$45	$56
Accrued compensation and benefits not currently deductible	17	7
Other current accruals	17	19
Net operating loss carryforward	19	15
Share based compensation	17	17
Long-lived assets	15	28
Lease liability	45	28
Unrealized gain (loss)	67	44
Other	8	1

Total deferred tax assets	250	215
Deferred tax liabilities:
Intangible assets	(3)	(13)
Foreign withholding tax	(86)	(93)
Right-of-use asset	(43)	(26)
Deferred income	(8)	(3)
Other	(2)	(6)

Total deferred tax liabilities	(142)	(141)

Valuation allowances	(27)	(26)

Deferred tax assets, net	$81	$48

Deferred tax assets and deferred tax liabilities are shown on the Combined Balance Sheets netted on a jurisdictional basis.
The assessment of valuation allowances against deferred tax assets requires estimations and significant judgment. The Business continues to assess and adjust its valuation allowance based on operating results and market conditions. After weighing both the positive and negative evidence available, including, but not limited to, earnings history, projected future outcomes, industry and market trends, and the nature of each of the deferred tax assets, the Business determined that it is able to realize most of its deferred tax assets with the exception of certain loss and credit carryforwards.
The Business is permanently reinvested with respect to certain foreign earnings. There is no unrecognized deferred tax liability associated with the repatriation of these foreign undistributed earnings as it can be achieved without additional federal tax consequences.

Effective Tax Rate
Reconciliation of the U.S. federal statutory rate to the Business’s effective tax rate is as follows:

	2024	2023	2022
Tax at federal statutory tax rate	21.0%	21.0%	21.0%
Tax rate differential on international incomes	(42.3)	(28.7)	0.4
Foreign withholding tax	(10.8)	(1.7)	2.9
Change in valuation allowance	(2.2)	(0.4)	1.4
Tax effect of U.S. foreign income inclusion	(1.2)	(0.4)	5.8
Tax effect of U.S. foreign derived intangible income	1.9	3.1	(7.6)
Tax effect of permanent differences	(1.4)	(0.5)	(0.1)
Tax effect of goodwill impairment	—	(7.0)	—
Tax effect of intangible assets	0.9	4.3	(6.5)
Tax rate change	0.6	0.1	—
Unremitted earnings of certain non-U.S. entities	2.2	0.4	—
Change in uncertain tax positions	(11.4)	0.6	0.5
Return to provision adjustment	(1.3)	(0.2)	(0.5)
Foreign income tax credits	5.1	1.4	(2.4)
R&D tax credits	2.7	1.0	(2.1)
Tax effect of share-based compensation	(1.1)	(0.5)	0.9
Federal audit settlements	3.3	—	—
Other	0.4	0.5	0.1

Effective income tax rate	(33.6)%	(7.0)%	13.8%

Tax Holidays and Carryforwards
A substantial portion of the Business’s manufacturing operations in Malaysia operate under various tax holidays and tax incentive programs, which will expire in whole or in part at various dates during 2028 through 2031. Certain of the holidays may be extended if specific conditions are met.
As of June 28, 2024, the Business does not have federal and state NOL/tax credit carryforwards. As of June 28, 2024, the Business had varying amounts of foreign NOL carryforwards that do not expire or, if not used, expire in various years, depending on the country. The major jurisdictions within which the Business receives foreign NOL carryforwards and the related amounts and expiration dates of these NOL carryforwards are as follows:

Jurisdiction	NOL Carryforward Amount	Expiration
	(in millions)
Malaysia	$44	2028
Netherlands	12	2026
Uncertain Tax Positions
With the exception of certain unrecognized tax benefits that are directly associated with the tax position taken, unrecognized tax benefits are presented gross in the Combined Balance Sheets.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits excluding accrued interest and penalties:

	2024	2023	2022
	(in millions)
Unrecognized tax benefit, beginning balance	$25	$17	$11
Gross increases related to current year tax positions	15	10	7
Gross increases related to prior year tax positions	10	1	—
Gross decreases related to prior year tax positions	(3)	(3)	(1)
Settlements	—	—	—

Unrecognized tax benefit, ending balance	$47	$25	$17

As of June 28, 2024, June 30, 2023, and July 1, 2022, the portion of the gross unrecognized tax benefits, if recognized, that would affect the effective tax rate is $47 million, $25 million and $17 million, respectively. Interest and penalties related to unrecognized tax benefits are recognized in liabilities recorded for uncertain tax positions and are recorded in the provision for income taxes. Accrued interest and penalties included in the Business’s liability related to unrecognized tax benefits as of June 28, 2024, June 30, 2023, and July 1, 2022 was $9 million, $5 million and $5 million, respectively. As of June 28, 2024, June 30, 2023, and July 1, 2022 the Business’s payables related to unrecognized tax benefits, including accrued interest and penalties, were $56 million, $30 million and $22 million, respectively. The remaining payables related to unrecognized tax benefits are included in other liabilities on the Combined Balance Sheets.
The Business’s Parent files U.S. Federal, U.S. state and foreign tax returns. For both federal and state tax returns, with few exceptions, our Parent is subject to examination from 2013 through 2022. Our Parent is no longer subject to examination by the IRS for periods prior to 2012, although carry forwards generated prior to those periods may still be adjusted upon examination by the IRS or state taxing authority if they either have been or will be used in a subsequent period. In the major foreign jurisdictions where there is no tax holiday, our Parent could be subject to examination as noted below:

Jurisdiction	Period Subject to Examination
China (calendar)	2014-2023
Ireland (fiscal)	2020-2023
India (fiscal)	2009-2023
Israel (fiscal)	2014-2023
Japan (fiscal)	2017-2023
Malaysia (fiscal)	2017-2023
Singapore (fiscal)	2020-2023
United Kingdom (fiscal)	2022-2023
The Business believes that adequate provision has been made for any adjustments that may result from any other tax examinations. However, the outcome of such tax examinations cannot be predicted with certainty. If any issues addressed in the Business’s tax examinations are resolved in a manner not consistent with management’s expectations, the Business could be required to adjust its provision for income taxes in the period such resolution occurs. As of June 28, 2024, and June 30, 2023, with the exception of the tentative settlement, it was not possible to estimate the amount of change, if any, in the unrecognized tax benefits that is reasonably possible within the next twelve months. Any significant change in the amount of the Business’s liability for unrecognized tax benefits would most likely result from additional information relating to the examination of the Business’s tax returns.